RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS	12 Months Ended
Dec. 31, 2024
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS

24.    RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS

The rules of the B.C.R.A. provide for the allocation to legal reserve of 20% of the profits shown in the income statement at the end of the fiscal year plus (or minus) the adjustments of previous financial years and less, if any, the accumulated loss at the end of the previous financial year.

This ratio applies irrespective of the relationship between the legal reserve fund and share capital. When the Legal Reserve is used to absorb losses, profits may be redistributed only when the value of the same reaches 20% of the capital plus the capital adjustment.

On the other hand, in accordance with the conditions established by the B.C.R.A., profits may be distributed only to the extent that positive results are obtained, after deducting from unallocated results, in addition to the Legal and Statutory Reserve, whose constitution is required, the following concepts: the difference between the book value and the market value of public sector assets and/or debt instruments of the B.C.R.A. not valued at market price, the sums triggered by court cases linked to deposits and the adjustments required by B.C.R.A. and external audit not accounted for.

It will be required to be able to distribute profits meet the minimum capital ratio. The latter, exclusively for this purpose, shall be determined by excluding from the assets and unallocated profit or loss the items mentioned above. In addition, existing allowances for minimum capital requirements, integration and/or position shall not be taken into account.

A capital conservation margin in addition to the minimum capital requirement of 3.5% of risk-weighted assets shall be maintained. This margin shall be integrated exclusively with Common Equity Tier 1, net of deductible items. The distribution of profit or loss is limited when the level and composition of the Entity’s computable liability for equity falls within the range of the capital conservation margin.

The B.C.R.A. decided that prior authorization should be given for the distribution of its results.

The B.C.R.A provided, with effect from January 1, 2024 until December 31, 2024, that financial institutions may distribute results for up to 60% of the accumulated results and subject to approval of that entity. In turn, this distribution may be made in three instalments in a homogeneous currency of each payment.

The B.C.R.A established through Communication “A” 8214, until December 31, 2025, that financial institutions may distribute results for up to 60% of the accumulated results and subject to approval of that entity. In turn, this distribution may be made in ten equal, monthly and consecutive installment (starting on June 30, 2025 and not before the penultimate business day of the following months).

As indicated in Note 32, as a consequence of the share purchase program, as of December 31, 2024, $18,991 treasury shares were held in the portfolio. The cost of acquiring these amounted to 21,167,430 thousand pesos. In accordance with the provisions of Title IV, Chapter III, article 3, paragraph 11, item c of the CNV Rules. (N.T. 2013 and mod.) while these shares are held in the portfolio, there is a restriction on the distribution of retained earnings and free reserves equal to the cost of those shares held in treasury.

Our shareholders' equity under the rules of the Argentine Central Bank comprise the following captions:

12/31/2024
Capital stock	437,731
Inflation adjustment of capital stock	59,149,131
Paid in capital	554,292,371
Treasury shares	18,991
Inflation adjustment of treasury shares	8,690,435
Cost of treasury shares	(21,167,430)
Legal Reserve	12,266,518
Other reserves	81,001,535
Retained earnings	124,958,516
Other comprehensive Income	2,958,644
Total shareholders’ equity attributable to the owners of the parent under the rules of the Argentine Central Bank	822,606,442